SCHEDULE OF ACQUISITION OF PURCHASE PRICE (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2023	Oct. 20, 2023	Dec. 31, 2022	Apr. 27, 2022	Feb. 28, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill	¥ 730,776		¥ 727,701
ETP Inc [Member]
Business Acquisition [Line Items]
Accounts receivables		¥ 9,252
Accounts payable		(2,926)
Other net liabilities		(3,601)
Goodwill		3,075
Total purchase consideration – SYLA Solar		5,800
Total purchase consideration – SYLA Biotech		¥ 5,800
SYLA Solar Co., Ltd. [Member]
Business Acquisition [Line Items]
Other net liabilities					¥ (578,266)
Goodwill					306,809
Total purchase consideration – SYLA Solar					610,000
Property, plant, and equipment, net					422,757
Solar power systems, net					365,419
Favorable contracts					247,527
Deferred income tax liabilities, net					(154,246)
Total purchase consideration – SYLA Biotech					¥ 610,000
SYLA Brain Co., Ltd. [Member]
Business Acquisition [Line Items]
Other net liabilities						¥ (27,956)
Goodwill						425,943
Total purchase consideration – SYLA Solar						469,001
Deferred income tax liabilities, net						(81,014)
Inventories (including real estate inventories and mining machine inventories)						116,248
Technologies						235,609
Noncontrolling interests						(199,829)
Total purchase consideration – SYLA Biotech						¥ 469,001
SYLA Biotech Co., Ltd. [Member]
Business Acquisition [Line Items]
Accounts receivables				¥ 8,852
Accounts payable				(13,543)
Goodwill				2,995
Total purchase consideration – SYLA Solar				5,990
Noncontrolling interests				(2,003)
Total purchase consideration – SYLA Biotech				5,990
Other net assets				9,699
Subtotal				6,000
Less: fair value of previously held equity method investment				¥ (10)